Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2015
Financial Instruments, Owned, at Fair Value [Abstract]
Schedule of summary of the carrying amounts and fair values of financial instruments

			December 31, 2015
			Fair Value Measurements
			Quoted Prices
			in Active		Net
			Markets for	Other	Significant
	December 31, 2015		Identical	Observable	Unobservable
	Carrying	Fair	Assets	Inputs	Inputs
(in thousands)	amount	value	(Level 1)	(Level 2)	(Level 3)
Assets:
Cash and due from banks	$20,484	$20,484	$20,484	$0	$0
Federal funds sold and overnight interest-bearing deposits	7,893	7,893	7,893	0	0
Investment in available-for-sale securities	235,054	235,054	0	235,054	0
Loans, net	856,476	854,775	0	0	854,775
Investment in FHLB stock	3,390	3,390	0	3,390	0
Mortgage servicing rights	2,847	2,847	0	0	2,847
Cash surrender value - life insurance	2,348	2,348	0	2,348	0
Accrued interest receivable	4,853	4,853	4,853	0	0
	$1,133,345	$1,131,644	$33,230	$240,792	$857,622
Liabilities:
Deposits:
Non-interest bearing demand	$208,035	$208,035	$208,035	$0	$0
Savings, interest checking and money market	441,080	441,080	441,080	0	0
Time deposits	298,082	298,323	0	0	298,323
Federal funds purchased and securities sold under agreements to repurchase	56,834	56,834	56,834	0	0
Subordinated notes	49,486	40,821	0	40,821	0
Federal Home Loan Bank advances	50,000	52,340	0	52,340	0
Accrued interest payable	382	382	382	0	0
	$1,103,899	$1,097,815	$706,331	$93,161	$298,323

			December 31, 2014
			Fair Value Measurements
			Quoted Prices
			in Active		Net
			Markets for	Other	Significant
	December 31, 2014		Identical	Observable	Unobservable
	Carrying	Fair	Assets	Inputs	Inputs
(in thousands)	amount	value	(Level 1)	(Level 2)	(Level 3)
Assets:
Cash and due from banks	$22,364	$22,364	$22,364	$0	$0
Federal funds sold and overnight interest-bearing deposits	20,445	20,445	20,445	0	0
Investment in available-for-sale securities	198,998	198,998	0	198,998	0
Loans, net	852,114	854,062	0	0	854,062
Investment in FHLB stock	3,075	3,075	0	3,075	0
Mortgage servicing rights	2,762	2,762	0	0	2,762
Cash surrender value - life insurance	2,284	2,284	0	2,284	0
Accrued interest receivable	4,816	4,816	4,816	0	0
	$1,106,858	$1,108,806	$47,625	$204,357	$856,824
Liabilities:
Deposits:
Non-interest bearing demand	$207,700	$207,700	$207,700	$0	$0
Savings, interest checking and money market	442,059	442,059	442,059	0	0
Time deposits	319,755	321,041	0	0	321,041
Federal funds purchased and securities sold under agreements to repurchase	17,970	17,970	17,970	0	0
Subordinated notes	49,486	33,371	0	33,371	0
Federal Home Loan Bank advances	43,000	44,396	0	44,396	0
Accrued interest payable	373	373	373	0	0
	$1,080,343	$1,066,910	$668,102	$77,767	$321,041